UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Government Money Market Fund

The schedules are not audited.

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 49.3%
500,000	Fannie Mae Discount Notes, 1.830%, 07/18/2018	$499,575	0.2
2,000,000	Federal Farm Credit Banks, 1.920%, (PRIME + (3.080)%), 03/12/2019	2,000,275	1.0
1,250,000	Federal Farm Credit Banks, 1.930%, (US0001M + (0.100)%), 08/08/2018	1,250,076	0.6
1,500,000	Federal Farm Credit Banks, 1.940%, (US0001M + (0.060)%), 04/03/2019	1,500,415	0.8
550,000	Federal Farm Credit Banks, 2.010%, (US0001M + (0.085)%), 05/24/2019	550,098	0.3
250,000	Federal Farm Credit Banks, 2.110%, (USBMMY3M + 0.200%), 11/14/2018	250,205	0.1
400,000	Federal Farm Credit Banks, 2.150%, (US0001M + 0.065%), 10/22/2018	400,232	0.2
5,000,000	Federal Farm Credit Banks, 2.000%, (USBMMY3M + 0.100%), 01/25/2019	5,004,253	2.5
3,000,000	Federal Farm Credit Banks, 2.210%, (US0001M + 0.190%), 08/08/2018	3,001,053	1.5
1,000,000	Federal Farm Credit Banks, 2.250%, (US0001M + 0.170%), 01/22/2019	1,001,705	0.5
500,000	Federal Farm Credit Banks, 2.280%, (US0003M + (0.035)%), 09/04/2018	500,126	0.3
26,290,000	Federal Home Loan Bank Discount Notes, 1.870%, 07/05/2018	26,284,567	13.4
4,500,000	Federal Home Loan Bank Discount Notes, 1.890%, 07/02/2018	4,499,767	2.3
9,150,000	Federal Home Loan Bank Discount Notes, 1.890%, 07/10/2018	9,145,724	4.6
500,000	Federal Home Loan Bank Discount Notes, 1.900%, 07/12/2018	499,714	0.2
600,000	Federal Home Loan Bank Discount Notes, 1.900%, 07/18/2018	599,467	0.3
5,325,000	Federal Home Loan Bank Discount Notes, 1.900%, 07/20/2018	5,319,740	2.7
390,000	Federal Home Loan Bank Discount Notes, 1.920%, 07/26/2018	389,488	0.2
4,250,000	Federal Home Loan Bank Discount Notes, 1.940%, 08/27/2018	4,237,215	2.1
500,000	Federal Home Loan Banks, 1.860%, (US0001M + (0.140)%), 01/02/2019	499,937	0.3
750,000	Federal Home Loan Banks, 1.940%, (US0001M + (0.090)%), 11/08/2018	750,091	0.4
3,000,000	Federal Home Loan Banks, 1.950%, (US0001M + (0.130)%), 08/20/2018	3,000,000	1.5
3,500,000	Federal Home Loan Banks, 1.960%, (US0001M + (0.125)%), 11/16/2018	3,500,000	1.8
1,600,000	Federal Home Loan Banks, 2.020%, (US0001M + (0.080)%), 04/26/2019	1,600,206	0.8
2,400,000	Federal Home Loan Banks, 2.110%, (US0003M + (0.220)%), 07/09/2018	2,399,990	1.2
200,000	Federal Home Loan Banks, 2.150%, (US0003M + (0.200)%), 01/18/2019	200,170	0.1
345,000	Federal Home Loan Banks, 2.160%, (US0003M + (0.160)%), 06/12/2019	345,363	0.2
500,000	Federal Home Loan Banks, 2.170%, (US0003M + (0.160)%), 06/27/2019	500,604	0.3
900,000	Federal Home Loan Mortgage Corp., 1.550%, 09/14/2018	899,275	0.5
3,750,000	Federal Home Loan Mortgage Corp., 1.960%, (US0001M + (0.130)%), 11/21/2018	3,750,000	1.9
10,500,000	Federal Home Loan Mortgage Corp., 1.980%, (US0001M + (0.125)%), 11/27/2018	10,500,000	5.3
750,000	Federal Home Loan Mortgage Corp., 2.110%, (US0003M + (0.250)%), 07/24/2018	749,999	0.4
600,000	Federal National Mortgage Association, 1.920%, 07/20/2018	599,695	0.3
900,000	Federal National Mortgage Association, 2.000%, 09/18/2018	899,755	0.5

	Total U.S. Government Agency Debt (Cost $97,128,780)	97,128,780	49.3

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY DEBT: 6.1%
12,000,000	United States Treasury Bill, 1.930%, 09/27/2018	$11,941,062	6.1

	Total U.S. Treasury Debt (Cost $11,941,062)	11,941,062	6.1

U.S. TREASURY REPURCHASE AGREEMENT: 10.5%
	Repurchase Agreement: 10.5%
20,570,000	Deutsche Bank Repurchase Agreement dated 06/30/2018, 2.080%, due 7/2/2018, $20,573,565 to be received upon repurchase (Collateralized by $34,865,954, U.S. Government Agency securities, 0.00-0.00%, Market Value plus accrued interest $21,187,100 due 05/15/2, 0.000%	20,570,000	10.5

	Total U.S. Treasury Repurchase Agreement (Cost $20,570,000)	20,570,000	10.5

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 5.6%
7,000,000	(1) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.800%, 07/02/18	7,000,000	3.6

	Mutual Funds: 2.0%
4,000,000	(1) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.810%, 07/02/18	4,000,000	2.0

	Total Investment Companies (Cost $11,000,000)	11,000,000	5.6

	Total Investments in Securities (Cost $140,639,842)	$140,639,842	71.5
	Assets in Excess of Other Liabilities	56,188,130	28.5
	Net Assets	$196,827,972	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Rate shown is the 7-day yield as of June 30, 2018.

Reference Rate Abbreviations:

PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

At June 30, 2018, the aggregate cost of securities for federal income tax purposes is the same for financial statement purposes.

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
U.S. Treasury Debt	$–	$11,941,062	$–	$11,941,062
U.S. Treasury Repurchase Agreement	–	20,570,000	–	20,570,000
U.S. Government Agency Debt	–	97,128,780	–	97,128,780
Investment Companies	11,000,000	–	–	11,000,000
Total Investments, at fair value	$11,000,000	$129,639,842	$–	$140,639,842

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a- 2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Series Fund, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	August 24, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 24, 2018